Fees Summary	Aug. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,117.86
Previously Paid Amount	0.17
Total Fee Amount	0.18
Total Offset Amount	0.00
Net Fee	$ 0.01